Business Combinations (Details) - Schedule of estimated fair values of assets acquired and liabilities (Parentheticals) $ in Thousands	Apr. 01, 2021 USD ($)
Menarva Ltd [Member]
Business Combinations (Details) - Schedule of estimated fair values of assets acquired and liabilities (Parentheticals) [Line Items]
Net liabilities, excluding of cash acquired	$ 90